Prepaid expenses and other assets (current) (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Dec. 31, 2023
Prepaid expenses and other assets (current)
Prepaid expenses and other current assets	€ 22,820	€ 23,763
Prepayments for future service agreements and goods	2,137	1,075
Current prepaid expenses	5,558	5,463
Prepayments for compensation	8,312	4,344
Tax claims	€ 6,813	€ 12,881